Share capital - Changes in options (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	12,908,315	4,756,174
Number of options, Options granted	1,790,000	8,755,000
Number of options, Options exercised	(632,822)	(137,304)
Number of options, Options expired and forfeited	(952,129)	(190,555)
Number of options, Options cancelled	(105,000)	(275,000)
Number of options outstanding, ending	13,008,364	12,908,315
Weighted average exercise price, Options outstanding, beginning	$ 2.03	$ 2.12
Weighted average exercise price, Options granted	3.47	2.26
Weighted average exercise price, Options exercised	1.83	0.41
Weighted average exercise price, Options expired and forfeited	2.85	5.96
Weighted average exercise price, Options cancelled	6.34	9.27
Weighted average exercise price, Options outstanding, ending	$ 2.14	$ 2.03